UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2009 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--14.9%
Abercrombie & Fitch, Cl. A	18,920	480,378
American Eagle Outfitters	70,030	992,325
Autoliv	27,360	787,147
BorgWarner	32,985	1,126,437
Brink's Home Security Holdings	16,930 a	479,288
Dick's Sporting Goods	43,525 a	748,630
Gentex	31,760	368,416
Genuine Parts	29,970	1,005,793
Gymboree	21,420 a	759,982
J Crew Group	19,920 a,b	538,238
Leggett & Platt	39,470	601,128
Magna International, Cl. A	12,610	532,646
MDC Holdings	34,990	1,053,549
Meredith	26,620 b	680,141
Panera Bread, Cl. A	16,930 a,b	844,130
Ryland Group	52,320	876,883
Starwood Hotels & Resorts
Worldwide	33,510	743,922
Thor Industries	27,090 b	497,643
Toll Brothers	29,150 a	494,676
Tractor Supply	20,490 a,b	846,647
Williams-Sonoma	80,290 b	953,042
		15,411,041
Consumer Staples--5.6%
BJ's Wholesale Club	31,830 a,b	1,025,881
Casey's General Stores	26,150	671,793
Corn Products International	23,940	641,353
Flowers Foods	37,450	817,908
Ralcorp Holdings	17,320 a	1,055,134
Whole Foods Market	80,544 b	1,528,725

		5,740,794
Energy--7.7%
Arena Resources	30,520 a	972,062
Cabot Oil & Gas	48,914	1,498,725
CARBO Ceramics	13,330 b	455,886
Comstock Resources	12,490 a	412,795
Concho Resources	31,290 a	897,710
Dril-Quip	22,810 a	869,061
Patterson-UTI Energy	32,530	418,336
Penn Virginia	55,850 b	914,265
Tidewater	11,620	498,149
Unit	37,200 a	1,025,604
		7,962,593
Exchange Traded Funds--2.5%
iShares Russell 2000 Value Index
Fund	54,710 b	2,545,656
Financial--26.1%
Alexandria Real Estate Equities	16,150 b	578,008
AllianceBernstein Holding	27,166	545,765
Ameriprise Financial	30,410	738,050
Aspen Insurance Holdings	38,850	867,909
BancorpSouth	48,230 b	990,162
BOK Financial	8,798 b	331,420
City National	54,414 b	2,004,068
Comerica	46,010	973,112
Commerce Bancshares	41,880	1,333,040
Douglas Emmett	54,180 b	487,078
Essex Property Trust	9,670 b	601,764
Fidelity National Financial, Cl. A	98,381	1,331,095
First American	48,260	1,250,417
First Horizon National	89,114 a	1,069,363
FirstMerit	62,348	1,058,669
Hanover Insurance Group	29,250	1,114,718
Health Care REIT	29,797	1,016,078
Host Hotels & Resorts	97,740	820,039
Investment Technology Group	46,647 a	951,132
Jefferies Group	47,890 a	1,021,494

KeyCorp	141,810	743,084
Lazard, Cl. A	39,429	1,061,428
Liberty Property Trust	21,960	505,958
Mack-Cali Realty	27,040	616,512
NewAlliance Bancshares	61,076	702,374
Omega Healthcare Investors	50,240	779,725
ProAssurance	9,460 a	437,147
Raymond James Financial	62,140 b	1,069,429
RenaissanceRe Holdings	9,220	429,098
SEI Investments	49,450	892,078
Washington Federal	43,660	567,580
		26,887,794
Health Care--9.0%
Beckman Coulter	24,680	1,410,215
Bio-Rad Laboratories, Cl. A	6,350 a	479,298
Charles River Laboratories
International	23,290 a	786,037
Chemed	19,450	767,886
Henry Schein	11,670 a	559,577
Immucor	27,020 a	371,795
LifePoint Hospitals	18,790 a	493,238
Magellan Health Services	26,440 a	867,761
MEDNAX	13,680 a	576,338
PerkinElmer	50,020	870,348
Sepracor	25,322 a	438,577
STERIS	29,440	767,795
Universal Health Services, Cl. B	19,270	941,340
		9,330,205
Industrial--10.1%
AGCO	16,460 a	478,492
Brink's	37,970	1,102,269
Clean Harbors	12,409 a	669,962
Corrections Corp. of America	103,660 a	1,761,183
Curtiss-Wright	25,050	744,737
GrafTech International	18,380 a	207,878
Granite Construction	24,770 b	824,346
KBR	17,713	326,628

Landstar System	13,150	472,217
McDermott International	11,650 a	236,612
Shaw Group	23,157 a	634,733
Spirit Aerosystems Holdings, Cl. A	32,840 a	451,222
URS	25,080 a	1,241,962
Waste Connections	50,260 a	1,302,237
		10,454,478
Information Technology--13.4%
Akamai Technologies	38,560 a	739,580
Arris Group	84,510 a	1,027,641
Cadence Design Systems	68,240 a	402,616
Comtech Telecommunications	18,310 a	583,723
Cymer	25,270 a	751,277
Diebold	27,110	714,620
F5 Networks	17,850 a	617,432
Hewitt Associates, Cl. A	31,190 a	928,838
Informatica	49,220 a	846,092
Lam Research	30,220 a	785,720
Microchip Technology	45,170 b	1,018,584
Micros Systems	22,480 a	569,194
Novellus Systems	53,080 a	886,436
Sybase	19,711 a	617,743
Synopsys	48,494 a	946,118
Teradyne	150,810 a	1,034,557
Varian Semiconductor Equipment
Associates	36,280 a	870,357
Websense	28,960 a	516,646
		13,857,174
Materials--3.7%
Airgas	25,500	1,033,515
Compass Minerals International	14,250	782,468
FMC	21,500	1,016,950
Packaging Corp. of America	61,010	988,362
		3,821,295
Telecommunication Services--.7%
Telephone & Data Systems	24,080	681,464
Utilities--5.8%

AGL Resources	37,480	1,191,864
Atmos Energy	47,760	1,195,910
Energen	32,048	1,278,715
EQT	18,710	653,166
Nicor	15,030	520,339
UGI	46,250	1,178,913
		6,018,907
Total Common Stocks
(cost $106,407,200)		102,711,401

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $847,000)	847,000 [c]	847,000

Investment of Cash Collateral for
Securities Loaned--11.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,740,850)	11,740,850 [c]	11,740,850

Total Investments (cost $118,995,050)	111.7%	115,299,251
Liabilities, Less Cash and Receivables	(11.7%)	(12,122,797)
Net Assets	100.0%	103,176,454

a	Non-income producing security.
b	All or a portion of these securities are on loan. At June 30, 2009, the total market value of the fund's securities on loan is $11,339,827 and the total market value of the collateral held by the fund is $11,740,850.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $118,995,050.

Net unrealized depreciation on investments was $3,695,799 of which $6,227,066 related to appreciated investment securities and $9,922,865 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	100,165,745	-	-	100,165,745
Mutual Funds/ETFs	15,133,506			15,133,506
Other Financial Instruments+
Liabilities ($)
Other Financial Instruments+

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depre or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap
June 30, 2009 (Unaudited)

Common Stocks--96.0%	Shares	Value ($)
Australia--2.9%
Australian Worldwide Exploration	83,990	173,936
Centennial Coal	75,716	150,090
CFS Retail Property Trust	99,120	131,787
Computershare	24,035	174,694
Downer EDI	44,790	201,753
Metcash	54,330	188,688
Sino Gold Mining	34,580 a	144,339
		1,165,287
Austria--.5%
bwin Interactive Entertainment	4,930 a	215,021
Belgium--1.0%
Bekaert	2,580	264,975
Cofinimmo	1,160	135,067
		400,042
Canada--6.7%
Altagas Income Trust	8,260	113,978
Biovail	21,710	291,545
Crescent Point Energy Trust	9,636	284,321
Emera	6,650	124,235
First Quantum Minerals	3,780	182,801
HudBay Minerals	19,800 a	130,735
IAMGOLD	18,380	186,147
Laurentian Bank of Canada	8,000	241,276
Quadra Mining	13,600 a	102,075
Red Back Mining	37,980 a	331,098
Rona	12,710 a	139,322
Silver Standard Resources	8,370 a	159,535
Sino-Forest	19,350 a	206,285
Westjet Airlines, Cl. VV	15,660 a	135,981
		2,629,334
China--.5%
Zhejiang Expressway, Cl. H	258,000	204,734
Finland--1.7%
Huhtamaki	25,630	264,271
Konecranes	7,380	173,414
Outotec	10,310	244,433
		682,118
France--8.1%

Cap Gemini	4,585	168,779
CNP Assurances	2,930	279,732
Faiveley	1,400	106,645
Fonciere des Regions	3,806	286,105
Gecina	2,220	137,343
Havas	104,246	255,924
Ipsen	4,193	183,113
Neopost	1,400	125,706
Nexity	10,330	308,090
Publicis Groupe	11,542	351,848
Scor	11,940	244,720
Sodexo	2,650	136,026
Technip	7,390	361,709
Teleperformance	8,108	246,483
		3,192,223
Germany--6.8%
Deutsche Euroshop	4,955	152,578
Deutsche Lufthansa	13,358	167,343
Hochtief	5,130	258,360
Infineon Technologies	56,450 a	203,918
Kloeckner & Co.	10,970 a	232,995
Lanxess	8,230	203,894
MTU Aero Engines Holding	7,480	272,828
Rheinmetall	5,410	234,135
Salzgitter	3,600	315,239
Software	1,740	123,050
Tognum	20,080	263,666
Wincor Nixdorf	4,590	256,792
		2,684,798
Greece--.5%
Public Power	9,760 a	201,271
Hong Kong--1.6%
Chaoda Modern Agriculture Holdings	234,000	137,380
China Agri-Industries Holdings	352,000	219,374
Hopson Development Holdings	106,000	164,128
Neo-China Land Group Holdings	962,100 b	93,106
Peace Mark Holdings	778,000 a,b	0
		613,988
Ireland--.8%
DCC	16,055	331,087
Italy--4.9%
ACEA	15,749	191,994
Banca Popolare di Milano	48,315	287,722
Benetton Group	26,010	228,417

Buzzi Unicem	14,779	208,780
DiaSorin	9,070	225,341
Indesit	44,930 a	229,431
Parmalat	152,640	368,094
Recordati	34,070	210,539
		1,950,318
Japan--24.6%
Air Water	16,700	182,714
Alps Electric	20,100	109,540
Amada	28,000	174,101
Bank of Kyoto	16,000	148,648
Bank of Yokohama	32,000	171,734
Chiba Bank	32,000	209,602
Chiyoda	11,400	163,068
Circle K Sunkus	16,400	256,380
COMSYS Holdings	18,000	199,367
Daifuku	30,500	217,507
Daito Trust Construction	2,000	94,670
Daiwa ETF-TOPIX	5,800	57,919
Disco	5,700	242,591
F.C.C.	14,600	200,507
Fukuoka Financial Group	36,000	161,437
Funai Electric	4,200	173,084
Gourmet Navigator	44	124,553
H.I.S.	7,900	174,262
Hogy Medical	3,006	152,898
Hokuhoku Financial Group	110,000	276,327
Japan Aviation Electronics Industry	34,000	211,408
Japan Excellent	20	84,912
Kansai Paint	40,000	287,746
Keihin	30,900	406,718
Kuroda Electric	22,700	305,620
Kyorin	11,000	166,938
Lintec	9,600	167,017
Matsui Securities	32,100	291,894
Matsumotokiyoshi Holdings	7,800	160,882
MegaChips	8,700	200,488
Mitsumi Electric	15,400	330,108
NSD	9,600	97,460
Pacific Metals	18,000	139,762
Pigeon	8,300	264,504
Point	5,320	286,060
Seino Holdings	33,000	275,071
Shimachu	8,700	183,329

Shimano	4,000	153,215
Shinko Electric Industries	15,300	189,950
Shinko Plantech	24,200	192,424
SKY Perfect JSAT Holdings	289	110,398
Star Micronics	14,100	135,826
Sumitomo Bakelite	30,000	151,035
Tokai Rika	9,100	145,377
Tokyo Ohka Kogyo	9,200	178,203
Tokyu REIT	23	124,628
Top REIT	34	131,645
Toshiba Machine	58,000	214,937
Towa Pharmaceutical	2,400	120,579
Toyo Engineering	61,000	207,059
Tsumura & Co.	3,800	118,732
Yamaguchi Financial Group	16,600	219,357
		9,744,191
Luxembourg--.5%
Gagfah	22,540	186,877
Netherlands--2.0%
Gemalto	5,960 a	206,183
Imtech	15,029	291,797
Koninklijke Vopak	5,810	289,999
		787,979
Norway--.9%
Petroleum Geo-Services	34,000 a	210,710
TGS Nopec Geophysical	15,400 a	152,080
		362,790
Singapore--.4%
Suntec Real Estate Investment Trust	266,000	157,940
South Korea--3.3%
Daegu Bank	16,670	153,098
Honam Petrochemical	2,874	173,033
Kiwoom Securities	2,831	110,889
Korea Plant Service & Engineering	7,530	196,828
LG Dacom	9,960	137,991
LG Fashion	12,650	240,300
Youngone	17,580 b	158,695
Yuhan	778	114,201
		1,285,035
Spain--3.4%
Almirall	19,662	217,906
Bankinter	19,619	231,741
Corporacion Financiera Alba	6,588	317,187
Enagas	7,521	147,871

Prosegur Cia de Seguridad	8,150	261,480
Viscofan	7,300	155,661
		1,331,846
Sweden--.5%
Loomis, Cl. B	19,550	194,495
Switzerland--5.2%
Actelion	2,630 a	137,606
Adecco	8,442	351,650
Baloise Holding	2,630	195,214
Banque Cantonale Vaudoise	510	160,878
Kuoni Reisen Holding	846	262,781
Schindler Holding	6,700	415,917
Swiss Life Holding	3,010 a	259,848
Temenos Group	15,120 a	257,439
		2,041,333
United Kingdom--18.3%
3i Group	38,965	155,134
Afren	258,540 a	226,498
AMEC	17,010	182,741
ASOS	58,260 a	325,887
Autonomy	13,020 a	307,812
Balfour Beatty	44,310	225,257
Beazley	99,411	159,053
Berkeley Group Holdings	16,970 a	224,469
Big Yellow Group	21,180 a	119,171
Catlin Group	35,530	187,783
Charter International	44,360	316,007
Chemring Group	4,430	158,154
Close Brothers Group	17,759	191,956
Cookson Group	44,109	189,584
Croda International	30,710	269,545
Dana Petroleum	6,138 a	141,577
Davis Service Group	30,190	165,644
Domino's Pizza UK & IRL	90,950	307,865
Game Group	91,770	248,362
GKN	66,240	135,132
Halfords Group	47,580	243,642
Henderson Group	74,290	112,138
IG Group Holdings	63,180	291,302
Inmarsat	24,000	215,389
Interserve	75,208	216,840
London Stock Exchange Group	16,330	188,734
Spectris	23,600	214,129
Spirent Communications	212,560	221,187

SSL International	25,080	213,735
Thomas Cook Group	110,550	373,756
Tomkins	91,460	222,695
Tui Travel	79,808	304,287
Tullet Prebon	38,910	189,483
		7,244,948
United States--.9%
SPDR DJ EURO STOXX 50 Fund	10,710	356,643
Total Common Stocks
(cost $38,471,530)		37,964,298

Other Investment--2.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $839,000)	839,000 [c]	839,000

Total Investments (cost $39,310,530)	98.1%	38,803,298
Cash and Receivables (Net)	1.9%	732,699
Net Assets	100.0%	39,535,997

a	Non-income producing security.
b	Illiquid security, fair valued by management. At the period end, the value of these securities amounted to $251,801 or 0.6% of net assets. The valuation of these securities has been determined in good faith under the direction of the Board of Trustees.
c	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $39,310,530.

Net unrealized depreciation on investments was $507,232 of which $4,525,258 related to appreciated investment securities and $5,032,490 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
June 30, 2009 (Unaudited)

					Unrealized
			Market Value		Appreciation/
			Covered by		(Depreciation)
	Contracts		Contracts ($)	Expiration	at 6/30/2009 ($)
Financial Futures Long
DJ Euro Stoxx 50		18	605,530	September 2009	(3,358)
Topix Index		2	191,934	September 2009	913

Gross Unrealized Appreciation					913
Gross Unrealized Depreciation					(3,358)

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

		Level 2 - Other
	Level 1 -Quoted	Significant	Level 3 -Significant
Assets ($)	Prices Observable Inputs		Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign	37,355,854	-	251,801	37,607,655
Mutual Funds/ETFs	1,195,643	-	-	1,195,643
Other Financial Instruments+	913			913
Liabilities ($)				-
Other Financial Instruments+	(3,358)	-	-	(3,358)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Equity
Securities - Foreign ($)
Balance as of 9/30/2008	340,409
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(245,987)
Net purchases (sales)	-
Transfers in and/or out of Level 3	157,379
Balance as of 6/30/2009	251,801

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Australia--5.5%
AGL Energy	41,540	450,212
BHP Billiton	68,833	1,925,771
Commonwealth Bank of Australia	21,270	668,437
Computershare	63,757	463,407
Macquarie Group	13,490	425,027
Stockland	161,850	418,645
Westfield Group	84,952	779,012
Westpac Banking	19,514	318,419
		5,448,930
Belgium--.8%
Delhaize Group	11,560	813,042

Finland--2.2%
Fortum	28,380	645,769
Nokia	103,640	1,517,896
		2,163,665
France--9.6%
Alcatel-Lucent	323,140 a	810,536
AXA	64,354	1,208,844
BNP Paribas	19,307	1,252,681
Credit Agricole	22,700	282,655
GDF SUEZ	22,002	819,176
Sanofi-Aventis	13,160	772,988
Sodexo	9,250	474,808
Technip	14,800	724,397
Teleperformance	14,420	438,367
Total	24,942	1,346,419
Vinci	16,910	758,759
Vivendi	28,040	670,092
		9,559,722
Germany--7.6%
BASF	19,310	767,437
Deutsche Bank	16,710	1,012,567
Deutsche Lufthansa	33,230	416,290
E.ON	20,560	727,415
Hochtief	13,540	681,910
Lanxess	18,990	470,468
MAN	8,110	497,183
Munchener Ruckversicherungs	3,320	448,004

Rheinmetall	7,500	324,587
RWE	12,120	953,679
Salzgitter	11,901	1,042,128
Software	2,920	206,497
		7,548,165
Greece--.6%
Public Power	28,710 a	592,058

Hong Kong--2.0%
Esprit Holdings	111,200	620,564
Hongkong Land Holdings	215,000	761,100
New World Development	261,218	472,549
Sun Hung Kai Properties	15,000	187,354
		2,041,567
Ireland--.9%
CRH	21,068	480,276
Ryanair Holdings, ADR	13,000 a	369,070
		849,346
Italy--3.7%
Banco Popolare	48,150 a	359,354
ENI	69,940	1,653,254
Parmalat	307,320	741,107
Terna Rete Elettrica Nazionale	96,380	321,118
UniCredit	251,050 a	632,177
		3,707,010
Japan--22.0%
Air Water	27,000	295,407
Amada	62,000	385,509
Astellas Pharma	23,200	823,626
Daihatsu Motor	47,000	438,117
Daito Trust Construction	11,500	544,350
Daiwa Securities Group	110,000	656,563
Fast Retailing	4,100	536,254
Fukuoka Financial Group	111,000	497,763
Honda Motor	38,200	1,054,778
JSR	32,700	561,095
KDDI	109	579,312
Keihin	70,100	922,684
Lawson	27,600	1,214,761
Mitsubishi UFJ Financial Group	209,600	1,301,093
Mitsui & Co.	95,900	1,140,825
Mitsumi Electric	39,200	840,276
Murata Manufacturing	14,100	600,093
Nippon Electric Glass	73,000	819,910
Nippon Express	109,000	496,715

Nippon Yusen	88,000	380,921
Nomura Holdings	40,200	339,677
Omron	22,000	318,576
ORIX	7,400	446,297
Pacific Metals	53,000	411,522
Sankyo	17,600	940,883
Shin-Etsu Chemical	8,700	404,588
Shinko Electric Industries	25,300	314,100
Softbank	23,000	449,328
Sumitomo	78,800	803,255
Sumitomo Trust & Banking	66,000	356,257
Tokai Rika	42,600	680,556
Tokyo Gas	112,000	401,100
Tokyo Tatemono	50,000	279,753
Toppan Printing	105,000	1,062,698
Toyo Engineering	166,000	563,471
		21,862,113
Netherlands--2.6%
Fugro	10,030	415,366
ING Groep	41,060	413,117
Koninklijke Ahold	47,760	548,332
Koninklijke DSM	20,880	654,084
Koninklijke Vopak	10,430 a	520,600
		2,551,499
Norway--.8%
DNB NOR	46,400 a	353,584
Petroleum Geo-Services	73,800 a	457,366
		810,950
Singapore--.3%
United Overseas Bank	31,000	314,195

Spain--3.9%
Banco Santander	103,420	1,241,916
Repsol	16,410	366,953
Telefonica	101,890	2,304,149
		3,913,018
Sweden--1.9%
Alfa Laval	49,110	468,524
Electrolux, Ser. B	79,590 a	1,111,628
Nordea Bank	44,170	349,826
		1,929,978
Switzerland--9.5%
Adecco	10,410	433,626
Credit Suisse Group	31,260	1,426,990
Julius Baer Holding	11,000	427,021

Nestle	76,600	2,884,793
Novartis	21,585	874,882
Roche Holding	14,864	2,020,536
Swiss Life Holding	3,060 a	264,165
Syngenta	2,030	471,278
Zurich Financial Services	3,970	699,331
		9,502,622
United Kingdom--22.0%
3i Group	114,560	456,106
Autonomy	13,290 a	314,195
BAE Systems	127,040	707,485
Barclays	189,800	883,691
Berkeley Group Holdings	38,150 a	504,625
BP	170,620	1,341,201
British American Tobacco	18,860	519,105
Charter International	104,210	742,361
Eurasian Natural Resources	70,620	760,423
GlaxoSmithKline	89,590	1,574,896
HSBC Holdings	213,140	1,762,053
ICAP	52,200	387,316
IMI	80,070	410,671
Imperial Tobacco Group	34,860	905,008
Kazakhmys	75,090	778,288
Kingfisher	186,310	544,987
Legal & General Group	528,930	494,183
Royal Dutch Shell, Cl. A	7,340	183,310
Royal Dutch Shell, Cl. B	95,900	2,407,637
Standard Chartered	32,430	608,233
Tesco	191,480	1,113,919
Thomas Cook Group	349,490	1,181,584
Vodafone Group	1,130,400	2,179,604
WPP	165,660	1,099,031
		21,859,912
United States--3.0%
iShares MSCI EAFE Index Fund	65,260	2,989,561

Total Common Stocks
(cost $103,874,450)		98,457,353

Preferred Stocks--.5%
Germany
Fresenius
(cost $538,784)	8,870	478,945

Other Investment--2.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,130,000)	2,130,000 [b]	2,130,000

Total Investments (cost $106,543,234)	101.5%	101,066,298
Liabilities, Less Cash and Receivables	(1.5%)	(1,514,695)
Net Assets	100.0%	99,551,603

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $106,543,234.

Net unrealized depreciation on investments was $5,476,936 of which $6,693,028 related to appreciated investment securities and $12,169,964 related to depreciated investment securities.

At June 30, 2009 the Fund held the following forward foreign currency exchange contracts: (Unaudited)

				Unrealized
	Foreign			Appreciation/
Forward Foreign Currency	Currency			(Depreciation )
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 6/30/2009 ($)
Buys:
Australian Dollar,
Expiring 7/1/2009	566,162	455,138	456,214	1,077
Japanese Yen,
Expiring 7/1/2009	9,563,561	100,205	99,274	(931)

Sell:		Proceeds ($)
British Pound:
Expiring 7/1/2009	197,061	325,742	324,204	1,538

Gross Unrealized Appreciation				2,615

Gross Unrealized Depreciation				(931)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign	95,946,737	-	-	95,946,737
Mutual Funds/ETFs	5,119,561	-	-	5,119,561
Other Financial Instruments+	-	2,615	-	2,615
Liabilities ($)
Other Financial Instruments+	-	(931)	-	(931)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depre or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)